Average Annual Total Returns - Invenomic Fund	12 Months Ended	60 Months Ended	80 Months Ended		102 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	[1],[2]	Dec. 31, 2025 [1]
S&P Composite 1500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.02%	13.96%			14.18%
Invenomic Fund Institutional Class shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	4.58%	21.87%			16.82%
Performance Inception Date	Jun. 19, 2017
Invenomic Fund Institutional Class shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.98%	16.59%			13.28%
Invenomic Fund Institutional Class shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.99%	15.61%			12.43%
Invenomic Fund Investor Class shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	4.35%	21.61%			16.55%
Performance Inception Date	Jun. 19, 2017
Invenomic Fund Super Institutional Class shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	4.85%	22.17%	18.90%
Performance Inception Date	May 10, 2019

[1]	The Invenomic Fund commenced operations on June 19, 2017.
[2]	Super Institutional Class shares commenced operations on May 10, 2019.